CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash Flows From Operating Activities:
Net income (loss)	$ 206,231	$ 277,490
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	205,496	197,295
Realized and unrealized losses (gains) on investments		(2,619)
Non-cash, stock-based compensation	10,219	22,087
Deferred tax expense (benefit)	8,839	5,536
Other, net	3,303	1,936
Change in noncurrent assets	11,400	11,230
Change in long-term deferred revenue, distribution and carriage payments and other long-term liabilities	30,496	(4,127)
Changes in current assets and current liabilities, net	(257,937)	181,029
Net cash flows from operating activities	218,047	689,857
Cash Flows From Investing Activities:
Purchases of marketable investment securities	(1,301,005)	(155,734)
Sales and maturities of marketable investment securities	776,400	212,334
Purchases of property and equipment	(231,908)	(167,054)
Change in restricted cash and marketable investment securities	42,976	(1,026)
Net cash flows from investing activities	(713,537)	(111,480)
Cash Flows From Financing Activities:
Repayment of long-term debt and capital lease obligations	(8,315)	(8,077)
Other	385	1,045
Net cash flows from financing activities	(7,930)	(7,032)
Net increase (decrease) in cash and cash equivalents	(503,420)	571,345
Cash and cash equivalents, beginning of period	3,424,387	399,072
Cash and cash equivalents, end of period	2,920,967	970,417
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	219,247	114,226
Cash received for interest	7,208	1,692
Cash paid for income taxes	300	4,321
Cash paid for income taxes to DISH Network	$ 106,445	$ 161,055